ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total current assets	$ 249,876	$ 275,104
TOTAL ASSETS	395,597	402,791
Total current liabilities	125,266	111,087
Total liabilities	126,725	111,448
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	186,320	208,255
Total non-current assets	128,601	108,677
TOTAL ASSETS	314,921	316,932
Total current liabilities	113,329	101,027
Total non-current liabilities	1,459	361
Total liabilities	$ 114,788	$ 101,388